Loss per Common Share	12 Months Ended
Dec. 31, 2021
Loss Per Common Share
Loss per Common Share

9. Loss per Common Share:

The amounts shown in the accompanying Consolidated Statements of Comprehensive Loss for the years ended December 31, 2019, 2020 and 2021, are analyzed as follows:

	Year ended December 31,
	2019	2020	2021
Net loss	$(8,330)	$(6,900)	$(12,338)

Dividend Series A Convertible Preferred Stock	—	(82)	(555)

Net loss available to common stockholders	$(8,330)	$(6,982)	$(12,893)

Weighted average number of common shares, basic and diluted	21,161,164	21,548,126	35,979,071

Loss per common share, basic and diluted	$(0.39)	$(0.32)	$(0.36)

As of December 31, 2021, securities that could potentially dilute basic loss per share in the future that were not included in the computation of diluted loss per share, because to do so would have anti-dilutive effect, were any incremental shares of the unexercised warrants, calculated with the treasury stock method, as well as shares assumed to be converted with respect to the Series A Convertible Preferred Shares calculated with the if-converted method. At December 31, 2019, 2020 and 2021, there were no securities that could potentially dilute basic loss per share.